Capital Stock - (Narrative - Share Based Compensation) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax deficiencies (benefit) on equity-based compensation awards	$ 2.4	$ 7.4	$ (8.7)
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax deficiencies (benefit) on equity-based compensation awards	$ 3.6	12.0	11.3
Other share-based compensation granted in period, fair value		2.3	2.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	1 year
Exercised, total intrinsic value	$ 0.2	0.2	1.1
Stock Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, total intrinsic value	$ 0.2	$ 0.2	$ 1.2
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	7 years
Stock Options | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		1 year
Expiration term		7 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	5 years
Expiration term	10 years
Shares cancelled to fund withholding tax obligations on option exercises (in shares)	0.1	0.1	0.1
Stock Options | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	5 years	5 years
Expiration term	10 years
Shares cancelled to fund withholding tax obligations on option exercises (in shares)	0.1	0.1	0.1
Restricted Share Units (RSUs) and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld for tax purposes upon vesting of restricted share units (in shares)	3.3	3.0	1.5
Restricted Share Units (RSUs) and Restricted Stock | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock and restricted share units vested	$ 57.1	$ 58.1	$ 42.4
Shares withheld for tax purposes upon vesting of restricted share units (in shares)	3.5	3.9	2.2
Restricted Share Units (RSUs) and Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	1 year
Restricted Share Units (RSUs) and Restricted Stock | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		1 year
Restricted Share Units (RSUs) and Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	3 years
Restricted Share Units (RSUs) and Restricted Stock | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	3 years
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other share-based compensation granted in period, fair value	$ 2.3	$ 2.3	$ 2.3
Shares issued, net of shares for tax withholdings (in shares)	0.3	0.2	0.3
Stock Compensation Plan | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other share-based compensation granted in period, fair value	$ 2.3
Shares issued, net of shares for tax withholdings (in shares)	0.3	0.2	0.3